As filed with the Securities and Exchange Commission on August 15, 2017
Registration No.333-148723
Registration No.811-22172
_________________________________________________________________________________
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

Pre-Effective Amendment No.[  ]

Post-Effective Amendment No.  (234)[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]

Amendment No.  (235)[X]

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b);
[ ]	On ____________ pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on _________________ (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 234 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 230 filed on July 25, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 234 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 15th day of August, 2017.

WORLD FUNDS TRUST

By: /s/ John Pasco, III
     John Pasco, III
     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 234 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	August 15, 2017

*Mary Lou H. Ivey	Trustee	August 15, 2017

*Theo H. Pitt	Trustee	August 15, 2017

/s/ John Pasco, III	President and Principal Executive Officer	August 15, 2017

/s/ Karen M. Shupe	Treasurer and Principal Financial Officer	August 15, 2017

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.Description of Exhibit

EX-101.INSXBRL Instance Document

EX-101.SCHXBRL Taxonomy Extension Schema Document

EX-101.CALXBRL Taxonomy Extension Calculation Linkbase

EX-101.DEFXBRL Taxonomy Extension Definition Linkbase

EX-101.LABXBRL Taxonomy Extension Labels Linkbase

EX-101.PREXBRL Taxonomy Extension Presentation Linkbase